Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 90.7%
Brazil 4.3%
B3 SA - Brasil Bolsa Balcao	230,281	2,800,515
Banco Bradesco SA (ADR)	671,262	2,832,726
CCR SA	261,962	751,254
Cia Siderurgica Nacional SA	736,904	1,730,468
Itau Unibanco Holding SA (ADR) (Preferred)	383,212	1,954,381
Lojas Americanas SA (Preferred)	626,580	4,095,883
Multiplan Empreendimentos Imobiliarios SA	1,848	7,489
Vale SA (ADR)	296,918	3,456,126
(Cost $14,910,637)		17,628,842
China 37.7%
Alibaba Group Holding Ltd. (ADR)*	154,203	38,708,037
Anhui Conch Cement Co., Ltd. "H"	552,500	4,145,509
Bank of China Ltd. "H"	8,227,000	2,747,955
BYD Co., Ltd. "H"	319,500	3,033,561
China Construction Bank Corp. "H"	10,831,577	7,908,104
China Life Insurance Co., Ltd. "H"	1,830,000	4,167,786
China Petroleum & Chemical Corp. "H"	3,050,000	1,297,068
Datang International Power Generation Co., Ltd. "H"	1,116,000	147,148
Huatai Securities Co., Ltd. 144A	924,200	1,671,725
Industrial & Commercial Bank of China Ltd. "H"	12,432,095	7,315,790
JD.com, Inc. (ADR)*	82,596	5,268,799
KWG Group Holdings Ltd.	2,069,000	3,662,409
Meituan Dianping "B"*	279,500	6,909,772
NetEase, Inc. (ADR)	11,708	5,367,181
New Oriental Education & Technology Group, Inc. (ADR)*	33,801	4,738,900
PetroChina Co., Ltd. "H"	5,607,300	1,935,856
Ping An Insurance (Group) Co. of China Ltd. "H"	1,091,532	11,498,796
TAL Education Group (ADR)*	58,188	4,548,556
Tencent Holdings Ltd.	538,200	36,736,377
Topsports International Holdings Ltd. 144A	1,320,000	1,581,319
Zhuzhou CRRC Times Electric Co., Ltd. "H"	797,000	2,792,624
(Cost $118,504,206)		156,183,272
Colombia 0.3%
Bancolombia SA (ADR) (Cost $2,198,435)	43,000	1,200,560
Hong Kong 4.7%
AIA Group Ltd.	258,400	2,320,348
China Mobile Ltd.	845,652	5,771,040
China Overseas Land & Investment Ltd.	1,441,475	4,368,276
Geely Automobile Holdings Ltd.	881,000	1,843,633
Hong Kong Exchanges & Clearing Ltd.	45,300	2,159,273
Shimao Property Holdings Ltd.	579,000	2,445,101
SJM Holdings Ltd.	670,000	751,393
(Cost $22,403,853)		19,659,064
India 9.5%
HDFC Bank Ltd. (ADR)	210,453	9,838,678
ICICI Bank Ltd.*	240,257	1,117,430
ICICI Bank Ltd. (ADR)*	422,378	3,966,129
Infosys Ltd. (ADR)	382,295	4,912,491
ITC Ltd.	770,000	1,996,524
Larsen & Toubro Ltd.	32,190	392,066
Maruti Suzuki India Ltd.	10,439	871,011
Reliance Industries Ltd. 144A, (GDR)	175,388	9,663,879
Tata Consultancy Services Ltd.	206,744	6,304,956
UltraTech Cement Ltd.	8,316	458,789
(Cost $35,984,375)		39,521,953
Indonesia 1.4%
PT Bank Central Asia Tbk	1,002,000	2,141,567
PT Telekomunikasi Indonesia Persero Tbk	17,422,200	3,624,534
(Cost $6,567,877)		5,766,101
Korea 14.0%
Hyundai Motor Co.	28,454	3,034,404
KB Financial Group, Inc.	27,810	825,341
KT Corp.	20,066	401,147
LG Chem Ltd.	15,981	7,641,167
LG Household & Health Care Ltd.	2,852	3,289,282
Naver Corp.	11,733	2,975,020
Netmarble Corp. 144A*	12,408	1,336,908
POSCO	23,358	3,787,982
Samsung Electro-Mechanics Co., Ltd.	18,803	2,234,519
Samsung Electronics Co., Ltd.	420,960	20,576,509
Samsung Fire & Marine Insurance Co., Ltd.	12,812	1,844,037
Shinhan Financial Group Co., Ltd.	87,983	2,218,834
Shinsegae, Inc.	5,912	1,041,349
SK Hynix, Inc.	97,741	6,813,440
(Cost $51,880,537)		58,019,939
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR)	54,712	3,365,335
Gruma SAB de CV "B"	61,238	717,906
Grupo Financiero Inbursa SAB de CV "O"	505,109	364,278
(Cost $6,389,693)		4,447,519
Russia 1.9%
LUKOIL PJSC (ADR)	29,111	1,993,230
Sberbank of Russia PJSC (ADR)*	184,799	2,202,804
Yandex NV "A"* (a)	62,340	3,587,044
(Cost $6,881,732)		7,783,078
South Africa 2.3%
FirstRand Ltd.	915,114	2,092,489
Naspers Ltd. "N"	40,102	7,279,094
(Cost $12,093,613)		9,371,583
Taiwan 11.4%
ASE Technology Holdings Co., Ltd.	1,127,761	2,897,694
Catcher Technology Co., Ltd.	201,000	1,482,926
Chunghwa Telecom Co., Ltd.	891,000	3,331,954
Formosa Plastics Corp.	1,047,000	2,795,318
Fubon Financial Holding Co., Ltd.	1,984,000	2,813,260
Hon Hai Precision Industry Co., Ltd.	810,000	2,157,547
Largan Precision Co., Ltd.	13,000	1,696,340
MediaTek, Inc.	56,000	1,337,479
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	11,150,757
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	185,376	14,624,313
Vanguard International Semiconductor Corp.	947,000	3,067,988
(Cost $32,729,792)		47,355,576
Thailand 0.8%
Kasikornbank PCL (NVDR)	257,700	667,603
PTT PCL (NVDR)	1,292,300	1,621,634
Thai Oil PCL (NVDR)	926,800	1,254,400
(Cost $5,665,966)		3,543,637
Turkey 0.1%
KOC Holding AS	100,545	233,653
Turkiye Garanti Bankasi AS*	97,879	98,302
(Cost $716,326)		331,955
United Arab Emirates 0.1%
Emaar Malls PJSC* (Cost $589,330)	687,850	249,608
United States 1.1%
Yum! Brands, Inc. (Cost $4,249,570)	49,139	4,474,106
Total Equity Securities (Cost $321,765,942)		375,536,793
Exchange-Traded Funds 4.2%
iShares FTSE A50 China ETF (b) (Cost $15,707,719)	8,185,800	17,279,274
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $13,402,858)	13,402,858	13,402,858
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.11% (c) (Cost $1,242,124)	1,242,124	1,242,124
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $352,118,643)	98.4	407,461,049
Other Assets and Liabilities, Net	1.6	6,688,805
Net Assets	100.0	414,149,854

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d)
15,219,626	—	1,816,768 (e)	—	—	261,445	—	13,402,858	13,402,858
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.11% (c)
12,146,299	227,595,280	238,499,455	—	—	176,768	—	1,242,124	1,242,124
27,365,925	227,595,280	240,316,223	—	—	438,213	—	14,644,982	14,644,982

* Non-income producing security.
(a) Listed on the NASDAQ Stock Market, Inc.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $12,743,263, which is 3.1% of net assets.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At July 31, 2020 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Consumer Discretionary	88,179,817	23%
Information Technology	79,256,959	21%
Financials	78,768,711	21%
Communication Services	63,131,205	17%
Materials	24,015,359	6%
Energy	17,766,067	5%
Real Estate	10,732,883	3%
Consumer Staples	9,369,047	3%
Industrials	4,169,597	1%
Utilities	147,148	0%
Total	375,536,793	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$17,628,842	$—	$—	$17,628,842
China	58,631,473	97,551,799	—	156,183,272
Colombia	1,200,560	—	—	1,200,560
Hong Kong	—	19,659,064	—	19,659,064
India	28,381,177	11,140,776	—	39,521,953
Indonesia	—	5,766,101	—	5,766,101
Korea	—	58,019,939	—	58,019,939
Mexico	4,447,519	—	—	4,447,519
Russia	7,783,078	—	—	7,783,078
South Africa	—	9,371,583	—	9,371,583
Taiwan	14,624,313	32,731,263	—	47,355,576
Thailand	—	3,543,637	—	3,543,637
Turkey	—	331,955	—	331,955
United Arab Emirates	—	249,608	—	249,608
United States	4,474,106	—	—	4,474,106
Exchange-Traded Funds	—	17,279,274	—	17,279,274
Short-Term Investments (f)	14,644,982	—	—	14,644,982
Total	$151,816,050	$255,644,999	$—	$407,461,049

(f)	See Investment Portfolio for additional detailed categorizations.